N-2	Dec. 31, 2022 shares
Cover [Abstract]
Entity Central Index Key	0001510599
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PIMCO Dynamic Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
PIMCO Dynamic Income Fund’s primary investment objective is to seek current income, and capital appreciation is a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:
»	Exposure to emerging market debt contributed to absolute performance as the sector posted positive performance.
»	Exposure to holdings related to special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to absolute performance as the securities posted positive returns.
»	Exposure to high yield corporate credit contributed to absolute performance as the sector posted positive performance.
»	Exposure to residential mortgage credit detracted from absolute performance as the sector posted negative performance.
»	Exposure to asset-backed securities detracted from absolute performance as the sector posted negative performance.
»	Security selection within municipal bonds detracted from performance as a select taxable municipal security posted negative returns.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	243,090